Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Trade receivable	¥ 12,568	¥ 0
Loan receivables		248,350
Accrued interest		157,726
Gross loan receivables		406,076
Credit impairment losses		(212,394)
Carrying Amount	12,568	193,682
Stage 1 [Member]
Credit risk
Trade receivable	12,568
Loan receivables	0	0
Accrued interest	0	0
Gross loan receivables	0	0
Credit impairment losses	0	0
Carrying Amount	12,568
Stage 2 [Member]
Credit risk
Loan receivables	0	0
Accrued interest	0	0
Gross loan receivables	0	0
Credit impairment losses	0	0
Stage 3 [Member]
Credit risk
Loan receivables	0	248,350
Accrued interest	0	157,726
Gross loan receivables	0	406,076
Credit impairment losses	¥ 0	(212,394)
Carrying Amount		¥ 193,682